Annual Total Returns - Voya Index Solution 2030 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2030 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011
2012	14.55%
2013	19.32%
2014	5.52%
2015	(0.11%)
2016	7.48%
2017	17.35%
2018	(5.90%)
2019	21.20%
2020	14.06%